Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2024 £m	2023 £m
Pound Sterling (GBP)	1,790	634
Indian Rupee (INR)	73	36
Taiwan Dollar (TWD)	40	46
Euro (EUR)	30	29
United States Dollar (USD)	27	39
Others	290	260
Total	2,250	1,044